Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The Board of Trustees of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolios from 4.00% to 4.25%; (ii) a decrease in the minimum initial investment amount for Class H shares of the Portfolios from $25,000 to $1,000; and (iii) the renaming of Class P and Class H shares of the Portfolios as "Class A shares." As a result, the following changes to the Prospectus are effective September 9, 2013:

The following replaces the "Share Class and Ticker Symbol" table on the cover page of the Prospectus:

Share Class and Ticker Symbol
Portfolio	Class I	Class A	Class L
Core Fixed Income	MPSFX	MDIAX	MSXLX
Core Plus Fixed Income	MPFIX	MFXAX	MSIOX
Corporate Bond	MPFDX	MIGAX	MGILX
High Yield	MSYIX	MSYPX	MSYLX
Limited Duration	MPLDX	MLDAX	MSJLX

The section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby renamed "Purchasing Class A Shares."

The section of the Prospectus entitled "Redeeming Shares—Class P and Class H Shares" is hereby renamed "Redeeming Shares—Class A Shares."

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class A shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more. More information about these and other discounts is available from your authorized financial intermediary and in the "Purchasing Class A Shares" section on page 43 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class A†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%

All references to Class P and Class H shares in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses" are hereby changed to Class A shares.

With respect to the Core Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class A (commenced operations on 3/1/99)†
Return before Taxes	2.13%	2.45%	3.32%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 4.25%.

With respect to the Core Plus Fixed Income Portfolio the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class A (commenced operations on 11/7/96)†
Return before Taxes	5.12%	2.12%	3.35%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 4.25%.

With respect to the Corporate Bond Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class A (commenced operations on 5/20/02)†
Return before Taxes	6.40%	3.00%	3.69%	4.02%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 4.25%.

With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such

Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class A (commenced operations on 9/28/07)†
Return before Taxes	-1.17%	-3.03%	—	-2.83%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 4.25%.

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class A Shares" sections beginning on pages 41, 42 and 43, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 41 and 46, respectively, of this Prospectus.

Class A shares of the Portfolio may be purchased or sold by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class A Shares" and "Redeeming Shares" sections beginning on pages 43 and 46, respectively, of this Prospectus.

The section of the Prospectus newly entitled "Purchasing Class A Shares" is hereby deleted and replaced with the following:

Class A shares of the Portfolios may be purchased by contacting your authorized financial intermediary who will assist you with the procedures to invest in Class A shares.

Class A shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of a Portfolio's average daily net assets attributable to Class A shares.

Class A shares are available to investors with a minimum investment of $1,000. The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser. If the value of your account falls below the minimum initial investment amount for Class A shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemption.

Class A shares are subject to a sales charge equal to a maximum of 4.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $25,000 and over.

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	4.25%	4.44%
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of a Portfolio by combining, in a single transaction, your purchase with purchases of Class A shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class A shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies whose shares are distributed by the Distributor.

•  Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

•  The reinvestment of dividends from Class A shares of a Portfolio in additional Class A shares of the same Portfolio.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class A shares of a Portfolio for any Related Account in a single transaction with purchases of Class A shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of any of the Portfolios purchased in a single transaction, together with the NAV of all Class A shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more.

Notification

You must notify your authorized financial intermediary at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your authorized financial intermediary or the Fund's transfer agent, Boston Financial Data Services, Inc., does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial intermediary, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class A shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class A shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Boston Financial Data Services, Inc. and your authorized financial intermediary may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial intermediary. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class A shares of a Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the applicable Portfolio, taking into account any applicable sales charge.

Class A shares of a Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class A shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge processing or other fees in connection with the purchase or sale of Class A shares. Please consult your authorized financial intermediary for more information regarding any such fee.

The section of the Prospectus newly entitled "Redeeming Shares—Class A Shares" is hereby deleted and replaced with the following:

You may redeem Class A shares of a Portfolio by contacting your authorized financial intermediary. The value of Class A shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class A shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class A and Class L shares of each Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class A and Class L shares.

The first paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

You may exchange Class I, Class A and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund, Inc., without the imposition of an exchange fee. A front-end sales charge (load) is not imposed on exchanges of Class A shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee).

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your authorized financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786. With respect to Class A shares, you can process your exchange by contacting your authorized financial intermediary.

The section of the Prospectus entitled "Fund Management—Shareholder Services Plans (Class P and Class H) is hereby renamed "Fund Management—Shareholder Services Plan (Class A)" and is hereby deleted and replaced with the following:

The Fund has adopted a Shareholder Services Plan for each Portfolio's Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Class A Service Plan"). Under the Class A Service Plan, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor may direct that all or any part of these fees be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services to investors who purchase Class A shares. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The first paragraph under the section of the Prospectus entitled "Financial Highlights" is hereby deleted and replaced with the following:

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class A and Class L shares of each Portfolio, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

All references to each Portfolio's Class P shares in the section of the Prospectus entitled "Financial Highlights" are changed to Class A shares.

The financial highlights table for the Class H shares of each Portfolio in the section of the Prospectus entitled "Financial Highlights" is hereby deleted.

***

The following changes to the Prospectus are effective September 16, 2013:

With respect to the Core Fixed Income Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.375%	0.375%	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	0.59%	0.59%	0.59%‡
Total Annual Portfolio Operating Expenses*	0.97%	1.22%	1.47%
Fee Waiver and/or Expense Reimbursement*	0.47%	0.37%	0.37%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.50%	0.85%	1.10%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$51	$160	$280	$628
Class A†	$508	$685	$876	$1,429
Class L	$112	$350	$606	$1,340

The footnotes following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Other expenses have been estimated for the Portfolio's Class L shares for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.50% for Class I, 0.85% for Class A and 1.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Core Plus Fixed Income Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.375%	0.375%	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	0.25%	0.25%	0.25%‡
Total Annual Portfolio Operating Expenses*	0.63%	0.88%	1.13%
Fee Waiver and/or Expense Reimbursement*	0.01%	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.62%	0.88%	1.13%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$63	$199	$346	$774
Class A†	$511	$694	$892	$1,463
Class L	$115	$359	$622	$1,375

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Other expenses have been estimated for the Portfolio's Class L shares for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.62% for Class I, 0.97% for Class A and 1.22% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Corporate Bond Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†		Class L
Advisory Fee	0.375%	0.375%		0.375%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%		0.50%
Other Expenses	0.62%	0.62%		0.62%
Total Annual Portfolio Operating Expenses*	1.00%	1.25	%‡	1.50%
Fee Waiver and/or Expense Reimbursement*	0.30%	0.20	%‡	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%	1.05	%‡	1.50%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$72	$224	$390	$871
Class A†	$528	$748	$980	$1,653
Class L	$153	$474	$818	$1,791

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I, 1.05% for Class A and 1.52% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

‡  The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., is currently waiving the 12b-1 fee on Class A shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

With respect to the High Yield Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	2.57%	2.57%	2.57%
Total Annual Portfolio Operating Expenses*	3.17%	3.42%	3.67%
Fee Waiver and/or Expense Reimbursement*	2.42%	2.32%	2.32%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.75%	1.10%	1.35%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$77	$240	$417	$930
Class A†	$532	$760	$1,005	$1,708
Class L	$137	$428	$739	$1,624

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I, 1.10% for Class A and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Limited Duration Portfolio:

The following table replaces the "Annual Portfolio Operating Expenses" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.30%	0.30%	0.30%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	0.34%	0.34%	0.34%‡
Total Annual Portfolio Operating Expenses*	0.64%	0.89%	1.14%
Fee Waiver and/or Expense Reimbursement*	0.11%	0.01%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.53%	0.88%	1.14%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$54	$170	$296	$665
Class A†	$511	$694	$892	$1,463
Class L	$116	$362	$628	$1,386

The footnote following such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Other expenses have been estimated for the Portfolio's Class L shares for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.53% for Class I, 0.88% for Class A and 1.23% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the last paragraph and table showing the fee waivers and/or expense reimbursements applicable to the shares of the Core Fixed Income and High Yield Portfolios under the section of the Prospectus entitled "Fund Management—Advisory Fees:"

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for a Portfolio will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Core Fixed Income Portfolio	0.50%	0.85%	1.10%
Core Plus Fixed Income Portfolio	0.62%	0.97%	1.22%
Corporate Bond Portfolio	0.70%	1.05%	1.52%
High Yield Portfolio	0.75%	1.10%	1.35%
Limited Duration Portfolio	0.53%	0.88%	1.23%

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

Please retain this supplement for future reference.

  IFTFISPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The Board of Trustees of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 4.75% to 5.25%; (ii) a decrease in the minimum initial investment amount for Class H shares of the Portfolio from $25,000 to $1,000; and (iii) the renaming of Class P and Class H shares of the Portfolio as "Class A shares." As a result, the following changes to the Prospectus are effective September 9, 2013:

The following replaces the "Share Class and Ticker Symbol" table on the cover page of the Prospectus:

Share Class and Ticker Symbol
Portfolio	Class I	Class A	Class L
Global Strategist	MPBAX	MBAAX	MSDLX

The section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby renamed "Purchasing Class A Shares."

The section of the Prospectus entitled "Redeeming Shares—Class P and Class H Shares" is hereby renamed "Redeeming Shares—Class A Shares."

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class A shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more. More information about these and other discounts is available from your authorized financial intermediary and in the "Purchasing Class A Shares" section on page 14 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class A†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

All references to Class P and Class H shares in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses" are hereby changed to Class A shares.

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class A (commenced operations on 11/1/96)†
Return before Taxes	9.54%	1.96%	6.86%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

The section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class A Shares" sections beginning on pages 13, 14 and 14, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 13 and 17, respectively, of this Prospectus.

Class A shares of the Portfolio may be purchased or sold by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class A Shares" and "Redeeming Shares" sections beginning on pages 14 and 17, respectively, of this Prospectus.

The section of the Prospectus newly entitled "Purchasing Class A Shares" is hereby deleted and replaced with the following:

Class A shares of the Portfolio may be purchased by contacting your authorized financial intermediary who will assist you with the procedures to invest in Class A shares.

Class A shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

Class A shares are available to investors with a minimum investment of $1,000. The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser. If the value of your account falls below the minimum initial investment amount for Class A shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemption.

Class A shares are subject to a sales charge equal to a maximum of 5.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $25,000 and over.

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of the Portfolio by combining, in a single transaction, your purchase with purchases of Class A shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class A shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies whose shares are distributed by the Distributor.

•  Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

•  The reinvestment of dividends from Class A shares in additional Class A shares of the Portfolio.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Portfolio for any Related Account in a single transaction with purchases of Class A shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more.

Notification

You must notify your authorized financial intermediary at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your authorized financial intermediary or the Fund's transfer agent, Boston Financial Data Services, Inc., does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial intermediary, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class A shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class A shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Boston Financial Data Services, Inc. and your authorized financial intermediary may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial intermediary. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class A shares of the Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio, taking into account any applicable sales charge.

Class A shares of the Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class A shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge processing or other fees in connection with the purchase or sale of Class A shares. Please consult your authorized financial intermediary for more information regarding any such fee.

The section of the Prospectus newly entitled "Redeeming Shares—Class A Shares" is hereby deleted and replaced with the following:

You may redeem Class A shares of the Portfolio by contacting your authorized financial intermediary. The value of Class A shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class A shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class A and Class L shares of the Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class A and Class L shares.

The first paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

You may exchange Class I, Class A and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund, Inc., without the imposition of an exchange fee. A front-end sales charge (load) is not imposed on exchanges of Class A shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee).

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your authorized financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786. With respect to Class A shares, you can process your exchange by contacting your authorized financial intermediary.

The section of the Prospectus entitled "Fund Management—Shareholder Services Plans (Class P and Class H) is hereby renamed "Fund Management—Shareholder Services Plan (Class A)" and is hereby deleted and replaced with the following:

The Fund has adopted a Shareholder Services Plan for the Portfolio's Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Class A Service Plan"). Under the Class A Service Plan, the Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor may direct that all or any part of this fee be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services to investors who purchase Class A shares. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The first paragraph under the section of the Prospectus entitled "Financial Highlights" is hereby deleted and replaced with the following:

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class A and Class L shares of the Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

All references to the Portfolio's Class P shares in the section of the Prospectus entitled "Financial Highlights" are changed to Class A shares.

The financial highlights table for the Class H shares of the Portfolio in the section of the Prospectus entitled "Financial Highlights" is hereby deleted.

***

The following changes to the Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.45%	0.45%	0.45%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.94%	0.94%	0.94%‡
Total Annual Portfolio Operating Expenses*	1.39%	1.64%	2.14%
Fee Waiver and/or Expense Reimbursement*	0.65%	0.55%	0.55%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.74%	1.09%	1.59%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$76	$237	$411	$918
Class A†	$630	$853	$1,094	$1,784
Class L	$162	$502	$866	$1,889

The footnotes following the section of the Prospectus entitled "Portfolio Summary—Example" are hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Other expenses have been estimated for the Portfolio's Class L shares for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I, 1.09% for Class A and 1.59% for Class L. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (defined herein) or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Morgan Stanley Global Strategist Fund (the "Predecessor Fund"), on October 29, 2012 the Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H (now known as Class A) and Class L shares of the Portfolio (the "Reorganization"). The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 0.74% for Class I, 1.09% for Class A and 1.59% for Class L. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolio, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Portfolio will continue for two years from the date of the Reorganization or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFTGLBSTRATSPT-0813

Prospectus Supplement

August 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

All references in the Prospectus to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The Board of Trustees of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 4.75% to 5.25%; (ii) a decrease in the minimum initial investment amount for Class H shares of the Portfolio from $25,000 to $1,000; and (iii) the renaming of Class P and Class H shares of the Portfolio as "Class A shares." As a result, the following changes to the Prospectus are effective September 9, 2013:

The following replaces the "Share Class and Ticker Symbol" table on the cover page of the Prospectus:

Share Class and Ticker Symbol
Portfolio	Class I	Class A	Class L
Mid Cap Growth	MPEGX	MACGX	MSKLX

The section of the Prospectus entitled "Purchasing Class P and Class H Shares" is hereby renamed "Purchasing Class A Shares."

The section of the Prospectus entitled "Redeeming Shares—Class P and Class H Shares" is hereby renamed "Redeeming Shares—Class A Shares."

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class A shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more. More information about these and other discounts is available from your authorized financial intermediary and in the "Purchasing Class A Shares" section on page 12 of this Prospectus.

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class A†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

All references to Class P and Class H shares in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses" are hereby changed to Class A shares.

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class A (commenced operations on 1/31/97)†
Return before Taxes	3.44%	1.39%	11.42%

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

The section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class A Shares" sections beginning on pages 10, 11 and 12, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 10 and 15, respectively, of this Prospectus.

Class A shares of the Portfolio may be purchased or sold by contacting your authorized financial intermediary. For more information, please refer to the "Purchasing Class A Shares" and "Redeeming Shares" sections beginning on pages 12 and 15, respectively, of this Prospectus.

The section of the Prospectus newly entitled "Purchasing Class A Shares" is hereby deleted and replaced with the following:

Class A shares of the Portfolio may be purchased by contacting your authorized financial intermediary who will assist you with the procedures to invest in Class A shares.

Class A shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

Class A shares are available to investors with a minimum investment of $1,000. The minimum initial investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; (9) the reinvestment of dividends in additional Portfolio shares; or (10) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser. If the value of your account falls below the minimum initial investment amount for Class A shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemption.

Class A shares are subject to a sales charge equal to a maximum of 5.25% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $25,000 and over.

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of the Portfolio by combining, in a single transaction, your purchase with purchases of Class A shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class A shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies whose shares are distributed by the Distributor.

•  Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser.

•  The reinvestment of dividends from Class A shares in additional Class A shares of the Portfolio.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Portfolio for any Related Account in a single transaction with purchases of Class A shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more.

Notification

You must notify your authorized financial intermediary at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your authorized financial intermediary or the Fund's transfer agent, Boston Financial Data Services, Inc., does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial intermediary, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class A shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class A shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class A shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Boston Financial Data Services, Inc. and your authorized financial intermediary may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial intermediary. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class A shares of the Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio, taking into account any applicable sales charge.

Class A shares of the Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class A shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your authorized financial intermediary, including Morgan Stanley Wealth Management, may charge processing or other fees in connection with the purchase or sale of Class A shares. Please consult your authorized financial intermediary for more information regarding any such fee.

The section of the Prospectus newly entitled "Redeeming Shares—Class A Shares" is hereby deleted and replaced with the following:

You may redeem Class A shares of the Portfolio by contacting your authorized financial intermediary. The value of Class A shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class A shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class A and Class L shares of the Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class A and Class L shares.

The first paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

You may exchange Class I, Class A and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund, Inc., without the imposition of an exchange fee. A front-end sales charge (load) is not imposed on exchanges of Class A shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee).

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your authorized financial intermediary. Otherwise, you should send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786. With respect to Class A shares, you can process your exchange by contacting your authorized financial intermediary.

The section of the Prospectus entitled "Fund Management—Shareholder Services Plans (Class P and Class H) is hereby renamed "Fund Management—Shareholder Services Plan (Class A)" and is hereby deleted and replaced with the following:

The Fund has adopted a Shareholder Services Plan for the Portfolio's Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Class A Service Plan"). Under the Class A Service Plan, the Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a monthly service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor may direct that all or any part of this fee be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services to investors who purchase Class A shares. Over time the shareholder servicing fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The first paragraph under the section of the Prospectus entitled "Financial Highlights" is hereby deleted and replaced with the following:

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class A and Class L shares of the Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

All references to the Portfolio's Class P shares in the section of the Prospectus entitled "Financial Highlights" are changed to Class A shares.

The financial highlights table for the Class H shares of the Portfolio in the section of the Prospectus entitled "Financial Highlights" is hereby deleted.

***

The following changes to the Prospectus are effective September 16, 2013:

The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"

	Class I	Class A†	Class L
Advisory Fee	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.21%	0.21%	0.21%‡
Total Annual Portfolio Operating Expenses	0.71%	0.96%	1.46%

The following table replaces the "Example" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class I	$73	$227	$395	$883
Class A†	$618	$815	$1,028	$1,641
Class L	$149	$462	$797	$1,746

The footnote following the section of the Prospectus entitled "Portfolio Summary—Example" is hereby deleted and replaced with the following:

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Other expenses have been estimated for the Portfolio's Class L shares for the current fiscal year.

The following is hereby added as the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fees:"

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 0.80% for Class I, 1.15% for Class A and 1.65% for Class L. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolio, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Portfolio will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Please retain this supplement for future reference.

  IFTMCGSPT-0813

Statement of Additional Information Supplement

August 16, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated August 16, 2013 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2013

The Board of Trustees of the Fund has approved (i) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolios from 4.00% (4.75% with respect to the Global Strategist and Mid Cap Growth Portfolios) to 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios); (ii) a decrease in the minimum initial investment amount for Class H shares of the Portfolios from $25,000 to $1,000; and (iii) the renaming of Class P and Class H shares of the Portfolios as "Class A shares." As a result, the following changes to the Statement of Additional Information ("SAI") are effective September 9, 2013:

The following replaces the first paragraph and the "Share Class and Ticker Symbol" table on the cover page of the SAI:

Morgan Stanley Institutional Fund Trust (the "Fund") is a mutual fund consisting of seven portfolios offering a variety of investment alternatives, all of which are included in this Statement of Additional Information ("SAI") (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio offers Class I, Class A (formerly Classes P and H) and Class L shares. Following is a list of the seven Portfolios included in this SAI:

Share Class and Ticker Symbol
	Class I	Class A†	Class L
U.S. EQUITY PORTFOLIO:
Mid Cap Growth Portfolio	MPEGX	MACGX	MSKLX
FIXED INCOME PORTFOLIOS:
Core Fixed Income Portfolio	MPSFX	MDIAX	MSXLX
Core Plus Fixed Income Portfolio	MPFIX	MFXAX	MSIOX
Corporate Bond Portfolio	MPFDX	MIGAX	MGILX
High Yield Portfolio	MSYIX	MSYPX	MSYLX
Limited Duration Portfolio	MPLDX	MLDAX	MSJLX
ASSET ALLOCATION PORTFOLIO:
Global Strategist Portfolio	MPBAX	MBAAX	MSDLX

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares.

The second and third sentences of the first paragraph under section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies whose shares are distributed by the Distributor; (8) with respect to holders of Class I and Class A shares (formerly Class P), respectively, clients who owned such Portfolio shares as of December 31, 2007; (9) investments made in connection with certain reorganizations as approved by the Adviser; (10) the reinvestment of dividends in additional Portfolio shares; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser. If the value of your account falls below the minimum initial investment amount for Class I, Class A or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption, as applicable.

The third paragraph under the section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

Class A shares are subject to a sales charge equal to a maximum of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios) calculated as a percentage of the offering price. Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice.

The section of the SAI entitled "Purchase of Shares—Involuntary Redemption of Shares" is hereby deleted and replaced with the following:

If the value of an account falls below the investment minimum for Class I shares, Class A shares or Class L shares because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund, as applicable. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If shares are redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

The second sentence of the first paragraph under the section of the SAI entitled "Valuation of Shares" is hereby deleted and replaced with the following:

The NAV for each class of shares offered by the Fund may differ due to class-specific expenses paid by each class, including the shareholder servicing fees charged to Class A shares and Class L shares.

The last paragraph under the section of the SAI entitled "Valuation of Shares" is hereby deleted and replaced with the following:

Although the legal rights of Class I, Class A and Class L shares will be identical, the different expenses borne by each class will result in different NAVs and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The NAV of Class A and Class L shares will generally be lower than the NAV of Class I shares as a result of the shareholder services fees charged to Class A shares and the distribution and shareholder services fees charged to Class L shares and certain other class-specific expenses of Class A and Class L shares.

The section of the SAI entitled "Distribution and Shareholder Services Plans—Class P, Class H and Class L" is hereby renamed "Distribution and Shareholder Services Plans—Class A and Class L" and is hereby deleted and replaced with the following:

The Fund has adopted a Shareholder Services Plan for Class A shares (the "Class A Plan") and a Distribution and Shareholder Services Plan for Class L shares (the "Class L Plan"), each pursuant to Rule 12b-1 under the 1940 Act (together, the "Plans"). The Plans provide that the Fund, on behalf of each Portfolio, may pay the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries an annualized service fee of up to 0.25% of the average daily net assets of each Portfolio attributable to Class A shares or Class L shares, as applicable. This service fee is for providing "personal service and/or the maintenance of shareholder accounts" as provided for in Section 2830(b)(9) of the Financial Industry Regulatory Authority ("FINRA") Conduct Rules, including (i) expenditures for overhead and other expenses of the Distributor and other affiliated and unaffiliated broker-dealers, (ii) telephone and other communications expenses relating to the provision of shareholder services and (iii) compensation to and expenses of financial advisors and other employees of the Distributor and other affiliated and unaffiliated broker-dealers for the provision of shareholder services. In addition, the Class L Plan provides that the Fund, on behalf of each Portfolio, may pay the Distributor an annualized distribution fee of up to 0.25% (0.50% with respect to the Global Strategist and Mid Cap Growth Portfolios) of the average daily net assets of each Portfolio attributable to Class L shares. The Distributor may direct that all or any part of these fees be paid directly to its affiliates or other broker-dealers, financial institutions and/or intermediaries that provide shareholder services. For the Fund's fiscal year ended September 30, 2012, all amounts paid by the Fund with respect to the distribution fee were used to compensate broker-dealers, banks and other intermediaries for sales of Class L shares of the respective Portfolios.

The following table describes the shareholder servicing fees paid by each Portfolio with respect to its Class A and Class L shares pursuant to the Plans and the distribution-related expenses for each Portfolio with respect to its Class A and Class L shares for the fiscal year ended September 30, 2012. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by the Adviser or the Distributor out of its own resources.

Portfolio	Total Distribution and/or Shareholder Servicing Fees Paid by Portfolio		Distribution and/or Shareholder Servicing Expenses*	Distribution and/or Shareholder Servicing Fees Retained by Morgan Stanley Distribution, Inc. (Expenditures in Excess of Distribution and/or Shareholder Servicing Fees)
Class A†
Core Fixed Income	$364		$356	$8
Core Plus Fixed Income	10,155		9,930	225
Corporate Bond	1,420	**	1,214	206
Global Strategist	47,366		47,298	68
High Yield	387		57	330
Limited Duration	400		389	11
Mid Cap Growth	5,328,373		5,101,981	226,392
Class L
Core Fixed Income	21		0	21
Core Plus Fixed Income	169		227	(58)
Corporate Bond	18,297		18,281	16
Global Strategist	32		0	32
High Yield	332		0	332
Limited Duration	21		0	21
Mid Cap Growth	22		0	22
Total	$5,407,359		$5,179,733	$227,626

*  Includes payments for distribution and/or shareholder servicing to third parties and affiliated entities.

†  Effective September 9, 2013, Class P and Class H shares are renamed Class A shares.

**  The shareholder servicing fee paid by the Corporate Bond Portfolio pursuant to the Class A Plan reflects a waiver of $628.

The second and third paragraphs under the section of the SAI entitled "Distribution and Shareholder Services Plans—Revenue Sharing" are hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1) an ongoing annual fee in an amount up to $750,000 in consideration of the Distributor's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC.

(2) on Class A and Class L shares of the Portfolios held in Morgan Stanley Smith Barney LLC brokerage accounts, an ongoing annual fee in an amount up to 0.16% of the total average monthly net asset value of such shares.

(3) on Class I shares of the Portfolios held in Morgan Stanley Smith Barney LLC brokerage accounts, an ongoing annual fee in an amount up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares.

(4) On Class I and Class A shares of the Portfolios held in taxable accounts through any fee-based advisory program offered by Morgan Stanley Smith Barney LLC, an ongoing annual fee in an amount up to 0.12% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure for each Intermediary:

(1) On Class I, Class A and Class L shares of the Portfolios held in Intermediary accounts, an ongoing annual fee in an amount up to 0.13% of the total average monthly net asset value of such shares.

(2) With respect to one or more Intermediaries, a one-time fee in an amount up to $25,000 for access to such Intermediary's sales platform(s).

The reference to Class P in the section of the SAI entitled "Principal Holders of Securities" is hereby changed to "Class A." In addition, the heading and table with respect to the principal holders of Class H shares are hereby removed in their entirety.

The following replaces the introductory paragraph and table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return for the Class P shares of the Portfolios for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012:

The average annual compounded rates of return for the Class A shares* of the Portfolios for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012 are as follows:

Portfolio†	1 Year Return 09/30/12	5 Years ended 09/30/12	10 Years ended 09/30/12	Inception to 09/30/12	Date of Inception of Class
Core Fixed Income	7.55%	3.62%	3.86%	4.75%	03/01/1999
Core Plus Fixed Income	10.31%	3.13%	3.91%	4.99%	11/07/1996
Corporate Bond	10.69%	3.94%	4.10%	4.39%	05/20/2002
Global Strategist	23.33%	3.05%	8.02%	6.43%	11/01/1996
Limited Duration	3.22%	-2.18%	N/A	-2.18%	09/28/2007
Mid Cap Growth	10.62%	1.98%	12.21%	9.37%	01/31/1997

*  Effective September 9, 2013, Class P shares are renamed Class A shares.

†  The High Yield Portfolio commenced operations on February 7, 2012. Performance information for the High Yield Portfolio will be provided once the Portfolio has completed a full calendar year of operations.

The introductory paragraph and table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return for the Class H shares of the Corporate Bond Portfolio are hereby deleted in their entirety.

The introductory paragraph and table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return, inclusive of a maximum sales charge of 4.00%, for the Class H shares of the Corporate Bond Portfolio are hereby deleted in their entirety.

The following replaces the introductory paragraph and table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return, inclusive of a maximum sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios), for the Class P shares of the Portfolios for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012:

The average annual compounded rates of return, inclusive of a maximum sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios), for the Class A shares* of the Portfolios for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012 are as follows:

Portfolio†	1 Year Return 09/30/12	5 Years ended 09/30/12	10 Years ended 09/30/12	Inception to 09/30/12	Date of Inception of Class
Core Fixed Income‡	2.98%	2.71%	3.40%	4.41%	03/01/1999
Core Plus Fixed Income‡	5.63%	2.23%	3.46%	4.70%	11/07/1996
Corporate Bond‡	5.94%	3.04%	3.65%	3.95%	05/20/2002
Global Strategist‡	16.86%	1.95%	7.44%	6.07%	11/01/1996
Limited Duration‡	-1.14%	-3.02%	N/A	-3.01%	09/28/2007
Mid Cap Growth‡	4.83%	0.88%	11.61%	8.99%	01/31/1997

*  Effective September 9, 2013, Class P shares are renamed Class A shares.

†  High Yield Portfolio commenced operations on February 7, 2012. Performance information for the High Yield Portfolio will be provided once the Portfolio has completed a full calendar year of operations.

‡  The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios).

The following replaces the information included under the section of the SAI entitled "Performance Information" showing the 30-day yield figures for the Class P shares only of the Fund's Fixed Income and Asset Allocation Portfolios:

Class A* Portfolios†	Period Ending 09/30/12
Core Fixed Income‡	2.59%
Core Plus Fixed Income‡	3.38%
Corporate Bond‡	1.88%
Global Strategist‡	-0.42%
Limited Duration‡	0.10%

*  Effective September 9, 2013, Class P shares are renamed Class A shares.

†  The High Yield Portfolio commenced operations on February 7, 2012. The 30-day yield figures for the Class I, A and L shares of the High Yield Portfolio will be provided once the Portfolio has completed a full calendar year of operations. The 30-day yield figures for the Class L shares of the Core Fixed Income, Core Plus Fixed Income, Global Strategist and Limited Duration Portfolios will be provided once the Class L shares have completed a full calendar year of operations.

‡  The 30-day yield figures have been restated to reflect the current maximum sales charge on Class A shares of 4.25% (5.25% with respect to the Global Strategist Portfolio).

The table included under the section of the SAI entitled "Performance Information" showing the 30-day yield figures for the Class H shares of the Corporate Bond Portfolio is hereby deleted in its entirety.

***

The following changes to the SAI are effective September 16, 2013:

The second paragraph under the section of the SAI entitled "Adviser" is hereby deleted and replaced with the following:

The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement (the "Agreement") and, subject to the supervision of the Fund's Board of Trustees, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Pursuant to the Agreement, the Adviser is entitled to receive from each class of shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. The Adviser has agreed to a reduction in the fees payable to it and to reimburse certain Portfolios, if necessary, if such fees would cause the total annual operating expenses of each such Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for the applicable Portfolio, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for a Portfolio (except Global Strategist Portfolio) will continue for at least one year (with respect to the Global Strategist Portfolio, at least until October 29, 2014 (two years from the closing date of the reorganization between the Fund, on behalf of the Global Strategist Portfolio, and Morgan Stanley Global Strategist Fund)) or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The information in the table under the section of the SAI entitled "Adviser," which shows the contractual advisory fee and the maximum expense ratios with respect to each Portfolio, is hereby deleted and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A†	Expense Cap Class L
Core Fixed Income	0.375%	0.50%	0.85%	1.10%
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.300% of the portion of the daily net assets exceeding $1 billion	0.62%	0.97%	1.22%
Corporate Bond	0.375%	0.70%	1.05%	1.52%
Global Strategist	0.45%	0.74%	1.09%	1.59%
High Yield	0.60%	0.75%	1.10%	1.35%
Limited Duration	0.30%	0.53%	0.88%	1.23%
Mid Cap Growth	0.50%	0.80%	1.15%	1.65%

†  Effective September 9, 2013, Class P and Class H shares of each Portfolio were renamed Class A shares.

Please retain this supplement for future reference.